Summary of material accounting policies, estimates and judgments (Policies)	12 Months Ended
Oct. 31, 2024
Statement [Line Items]
Basis of presentation
The material accounting policies used in the preparation of these Consolidated Financial Statements, including the accounting requirements prescribed by OSFI, are summarized below. These accounting policies conform, in all material respects, to IFRS. The same accounting policies have been applied to all periods presented.

General
General
Use of estimates and
assumptions
In preparing our Consolidated Financial Statements, management is required to make subjective estimates and assumptions that affect the reported amount of assets, liabilities, net income and related disclosures. Estimates made by management are based on historical experience and other assumptions that are believed to be reasonable. Key sources of estimation uncertainty include: determination of fair value of financial instruments, allowance for credit losses, insurance and reinsurance contracts, pensions and other post-employment benefits, income taxes, goodwill and other intangible assets, and provisions. Accordingly, actual results may differ from these and other estimates thereby impacting our future Consolidated Financial Statements. Refer to the relevant accounting policies in this Note for details on our use of estimates and assumptions.
Significant judgments
In preparation of these Consolidated Financial Statements, management is required to make significant judgments that affect the carrying amounts of certain assets and liabilities, and the reported amounts of revenues and expenses recorded during the period. Significant judgments have been made in the following areas and discussed as noted in the Consolidated Financial Statements:

Consolidation of structured entities	Note 2 Note 8	Goodwill and other intangibles	Note 2 Note 11

Fair value of financial instruments	Note 2 Note 3	Application of the effective interest method	Note 2

Allowance for credit losses	Note 2 Note 4 Note 5	Derecognition of financial assets	Note 2 Note 7

Insurance and reinsurance contracts	Note 2 Note 15	Income taxes	Note 2 Note 21

Employee benefits	Note 2 Note 16	Provisions	Note 2 Note 23 Note 24

Basis of consolidation
Basis of consolidation
Our Consolidated Financial Statements include the assets and liabilities and results of operations of the parent company, Royal Bank of Canada, and its subsidiaries including certain structured entities, after elimination of intercompany transactions, balances, revenues and expenses.
Consolidation
Subsidiaries are those entities, including structured entities, over which we have control. We control an entity when we are exposed, or have rights, to variable returns from our involvement with the entity and have the ability to affect those returns through our power over the investee. We have power over an entity when we have existing rights that give us the current ability to direct the activities that most significantly affect the entity’s returns (relevant activities). Power may be determined on the basis of voting rights or, in the case of structured entities, other contractual arrangements.
We are not deemed to control an entity when we exercise power over an entity as the agent of a third party or parties. In determining whether we are acting as an agent, we consider the overall relationship between us, the investee and other parties to the arrangement with respect to the following factors: (i) the scope of our decision-making power; (ii) the rights held by other parties; (iii) the remuneration to which we are entitled; and (iv) our exposure to variability of returns.

The determination of control is based on the current facts and circumstances and is continuously assessed. In some circumstances, different factors and conditions may indicate that various parties control an entity depending on whether those factors and conditions are assessed in isolation or in totality. Significant judgment is applied in determining whether we control an entity, specifically, assessing whether we have substantive decision-making rights over the relevant activities and whether we are exercising our power as a principal or an agent.
We consolidate all subsidiaries from the date we obtain control and cease consolidation when an entity is no longer controlled by us. Our consolidation conclusions affect the classification and amount of assets, liabilities, revenues and expenses reported in our Consolidated Financial Statements.
Non-controlling
interests in subsidiaries that we consolidate are shown on our Consolidated Balance Sheets as a separate component of equity which is distinct from equity attributable to our shareholders. The net income attributable to non-controlling
interests is separately disclosed in our Consolidated Statements of Income.
Investments in joint ventures and associates
Our investments in associated corporations and limited partnerships over which we have significant influence are accounted for using the equity method. The equity method is also applied to our interests in joint ventures over which we have joint control. Under the equity method of accounting, investments are initially recorded at cost, and the carrying amount is increased or decreased to recognize our share of the investee’s net profit or loss, including our proportionate share of the investee’s Other comprehensive income (OCI), subsequent to the date of acquisition.
Non-current
assets held for sale and discontinued operations
Non-current
assets (and disposal groups) are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. This condition is satisfied when the asset is available for immediate sale in its present condition, management is committed to the sale, and it is highly probable to occur within one year.
Non-current
assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell and if significant, are presented separately from other assets on our Consolidated Balance Sheets.
A disposal group is classified as a discontinued operation if it meets the following conditions: (i) it is a component that can be distinguished operationally and financially from the rest of our operations and (ii) it represents either a separate major line of business or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Disposal groups classified as discontinued operations are presented separately from our continuing operations in our Consolidated Statements of Income.

Financial instruments - Classification of financial assets
Financial Instruments
Classification of financial assets
Financial assets are measured at initial recognition at fair value, and are classified and subsequently measured at fair value through profit or loss (FVTPL), fair value through other comprehensive income (FVOCI) or amortized cost based on our business model for managing the financial instruments and the contractual cash flow characteristics of the instrument.
Debt instruments are measured at amortized cost if both of the following conditions are met and the asset is not designated as FVTPL: (a) the asset is held within a business model that is
Held-to-Collect
(HTC) as described below, and (b) the contractual terms of the instrument give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding (SPPI).
Debt instruments are measured at FVOCI if both of the following conditions are met and the asset is not designated as FVTPL: (a) the asset is held within a business model that is
Held-to-Collect-and-Sell
(HTC&S) as described below, and (b) the contractual terms of the instrument give rise, on specified dates, to cash flows that are SPPI.
All other debt instruments are measured at FVTPL.
Equity instruments are measured at FVTPL, unless the asset is not held for trading purposes and we make an irrevocable election to designate the asset as FVOCI. This election is made on an instrument-by-instrument
basis.
Business model assessment
We determine our business models at the level that best reflects how we manage portfolios of financial assets to achieve our business objectives. Judgment is used in determining our business models, which is supported by relevant, objective evidence including:
•
How the economic activities of our businesses generate benefits, for example through trading revenue, enhancing yields or hedging funding or other costs and how such economic activities are evaluated and reported to key management personnel;

•
The significant risks affecting the performance of our businesses, for example, market risk, credit risk, or other risks as described in the Risk Management section of the MD&A, and the activities undertaken to manage those risks;

•	Historical and future expectations of sales of the loans or securities portfolios managed as part of a business model; and
•	The compensation structures for managers of our businesses, to the extent that these are directly linked to the economic performance of the business model.
Our business models fall into three categories, which are indicative of the key strategies used to generate returns:
•
HTC: The objective of this business model is to hold loans and securities to collect contractual principal and interest cash flows. Sales are incidental to this objective and are expected to be insignificant or infrequent.

•	HTC&S: Both collecting contractual cash flows and sales are integral to achieving the objective of the business model.
•	Other fair value business models: These business models are neither HTC nor HTC&S, and primarily represent business models where assets are held-for-trading or managed on a fair value basis.
SPPI assessment
Instruments held within a HTC or HTC&S business model are assessed to evaluate if their contractual cash flows are comprised of solely payments of principal and interest. SPPI payments are those which would typically be expected from basic lending arrangements. Principal amounts include par repayments from lending and financing arrangements, and interest primarily relates to basic lending returns, including compensation for credit risk and the time value of money associated with the principal amount outstanding over a period of time. Interest can also include other basic lending risks and costs (for example, liquidity risk, servicing or administrative costs) associated with holding the financial asset for a period of time, and a profit margin.
Where the contractual terms introduce exposure to risk or variability of cash flows that are inconsistent with a basic lending arrangement, the related financial asset is classified and measured at FVTPL.

Financial instruments - Securities
Securities
Trading securities include all securities that are classified as FVTPL by nature and securities designated as FVTPL. Obligations to deliver trading securities sold but not yet purchased are recorded as liabilities and carried at fair value. Realized and unrealized gains and losses on these securities are generally recorded in
Non-interest
income – Trading revenue or
Non-interest
income – Other except for amounts relating to the Insurance segment, which are recorded in
Non-interest
income – Insurance investment result. Dividends and interest income accruing on Trading securities are recorded in Interest and dividend income except for amounts relating to the Insurance segment, which are recorded in
Non-interest
income – Insurance investment result. Interest and dividends accrued on securities sold short are recorded in Interest expense.
Investment securities include all securities classified as FVOCI and amortized cost. All investment securities are initially recorded at fair value and subsequently measured according to the respective classification.
Investment securities carried at amortized cost are measured using the effective interest method, and are presented net of any allowance for credit losses, calculated in accordance with our policy for Allowance for credit losses, as described below. Interest income, including the amortization of premiums and discounts on securities measured at amortized cost are recorded in Interest and dividend income. Impairment gains or losses recognized on amortized cost securities are recorded in Provision for credit losses (PCL). When a debt instrument measured at amortized cost is sold, the difference between the sale proceeds and the amortized cost of the security at the time of the sale is recorded as Net gains on investment securities in
Non-interest
income.
Debt securities carried at FVOCI are measured at fair value with unrealized gains and losses arising from changes in fair value included in Other components of equity. Impairment gains and losses are included in PCL and correspondingly reduce the accumulated changes in fair value included in Other components of equity. When a debt instrument measured at FVOCI is sold, the cumulative gain or loss is reclassified from Other components of equity to
Non-interest
income – Net gains on investment securities, or
Non-interest
income – Insurance investment result if relating to the Insurance segment.
Equity securities carried at FVOCI are measured at fair value. Unrealized gains and losses arising from changes in fair value are recorded in Other components of equity and not subsequently reclassified to profit or loss when realized. Dividends from FVOCI equity securities are recognized in Interest and dividend income except for amounts relating to the Insurance segment, which are recorded
i
n
Non-interest
income – Insurance investment result.
We account for all of our securities using settlement date accounting and changes in fair value between the trade date and settlement date are reflected in income for securities measured at FVTPL, and changes in the fair value of securities measured at FVOCI between the trade and settlement dates are recorded in OCI except for changes in foreign exchange rates on debt securities, which are recorded in
Non-interest
income.

Financial instruments - Fair value option
Fair value option
A financial instrument with a reliably measurable fair value can be designated as FVTPL (the fair value option) on its initial recognition even if the financial instrument was not acquired or incurred principally for the purpose of selling or repurchasing. The fair value option can be used for financial assets if it eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities, or recognizing related gains and losses on a different basis (an accounting mismatch). The fair value option can be elected for financial liabilities if: (i) the election eliminates an accounting mismatch; (ii) the financial liability is part of a portfolio that is managed on a fair value basis, in accordance with a documented risk management or investment strategy; or (iii) there is an embedded derivative in the financial or non-financial
host contract and the derivative is not closely related to the host contract. These instruments cannot be reclassified out of the FVTPL category while they are held or issued.
Financial assets designated as FVTPL are recorded at fair value and any unrealized gain or loss arising due to changes in fair value is included in
Non-interest
income – Trading revenue or
Non-interest
income – Other, depending on our business purpose for holding the financial asset.
Financial liabilities designated as FVTPL are recorded at fair value and fair value changes attributable to changes in our own credit risk are recorded in OCI. Own credit risk amounts recognized in OCI will not be reclassified subsequently to net income. The remaining fair value changes not attributable to changes in our own credit risk are recorded in
Non-interest
income – Trading revenue or
Non-interest
income – Other, depending on our business purpose for holding the financial liability, except for amounts relating to the Insurance segment, which are recorded in
Non-interest
income – Insurance investment result. Upon initial recognition, if we determine that presenting the effects of own credit risk changes in OCI would create or enlarge an accounting mismatch in net income, the full fair value change in our debt designated as FVTPL is recognized in net income. To make that determination, we assess whether we expect that the effects of changes in the liability’s credit risk will be offset in profit or loss by a change in the fair value of another financial instrument measured at FVTPL. Such an expectation is based on an economic relationship between the characteristics of the liability and the characteristics of the other financial instrument. The determination is made at initial recognition and is not reassessed. To determine the fair value adjustments on our debt instruments designated as FVTPL, we calculate the present value of the instruments based on the contractual cash flows over the term of the arrangement by using our effective funding rate at the beginning and end of the period.

Financial instruments - Determination of fair value
Determination of fair value
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We determine fair value by incorporating factors that market participants would consider in setting a price, including commonly accepted valuation approaches.

The Board of Directors provides oversight on valuation of financial instruments, primarily through the Audit Committee and Risk Committee. The Audit Committee reviews the presentation and disclosure of financial instruments that are measured at fair value, while the Risk Committee assesses the adequacy of governance structures and control processes for the valuation of these instruments.
We have established policies, procedures and controls for valuation methodologies and techniques to ensure that fair value is reasonably estimated. Major valuation processes and controls include, but are not limited to, profit and loss decomposition, independent price verification (IPV) and model validation standards. These control processes are managed by either Finance or Group Risk Management and are independent of the relevant businesses and their trading functions. Profit and loss decomposition is a process to explain the fair value changes of certain positions and is performed daily for trading portfolios. All fair value instruments are subject to IPV, a process whereby trading function valuations are verified against external market prices and other relevant market data. Market data sources include traded prices, brokers and price vendors. We give priority to those third-party pricing services and prices having the highest and most consistent accuracy. The level of accuracy is determined over time by comparing third-party price values to traders’ or system values, other pricing service values and, when available, actual trade data. Quoted prices for identical instruments from pricing services or brokers are generally not adjusted unless there are issues such as stale prices. If multiple quotes for identical instruments are received, fair value is based on an average of the prices received or the quote from the most reliable vendor, after the outlier prices that fall outside of the pricing range are removed. Other valuation techniques are used when a price or quote is not available. Some valuation processes use models to determine fair value. We have a systematic and consistent approach to control the use of models. Valuation models are approved for use within our model risk management framework. The framework addresses, among other things, model development standards, validation processes and procedures and approval authorities. Model validation ensures that a model is suitable for its intended use and sets parameters for its use. All models are revalidated regularly by qualified personnel who are independent of the model design and development. Annually, our model risk profile is reported to the Board of Directors.
IFRS 13
Fair Value Measurement
permits an exception, through an accounting policy choice, to measure the fair value of a portfolio of financial instruments on a net open risk position basis when certain criteria are met. We have elected to use this policy choice to determine the fair value of certain portfolios of financial instruments, primarily derivatives, based on a net exposure to market or credit risk.
We record valuation adjustments to appropriately reflect counterparty credit quality of our derivative portfolio, differences between the actual counterparty collateral discount curve and standard overnight index swap (OIS) discounting for collateralized derivatives, funding valuation adjustments (FVA) for uncollateralized and under-collateralized over-the-counter
(OTC) derivatives, unrealized gains or losses at inception of the transaction, bid-offer
spreads, unobservable parameters and model limitations. These adjustments may be subjective as they require significant judgment in the input selection, such as implied probability of default (PD) and recovery rate, and are intended to arrive at a fair value that is determined based on assumptions that market participants would use in pricing the financial instrument. The ultimate realized price for a transaction may differ from its fair recorded value previously estimated using management judgment.
Valuation adjustments are recorded for the credit risk of our derivative portfolios in order to arrive at their fair values. Credit valuation adjustments (CVA) take into account our counterparties’ creditworthiness, the current and potential future mark-to-market
of transactions and the effects of credit mitigants such as master netting and collateral agreements. CVA amounts are derived from estimates of exposure at default (EAD), PD, recovery rates on a counterparty basis and market and credit factor correlations. EAD is the value of expected derivative related assets and liabilities at the time of default, estimated through modelling using underlying risk factors. PD is implied from the market prices for credit protection and the credit ratings of the counterparty. When market data is unavailable, it is estimated by incorporating assumptions and adjustments that market participants would use for determining fair value using these inputs. Correlation is the statistical measure of how credit and market factors may move in relation to one another. Correlation is estimated using historical data. CVA is calculated daily and changes are recorded in
Non-interest
income – Trading revenue.
FVA is also calculated to incorporate the cost and benefit of funding in the valuation of uncollateralized and under-collateralized OTC derivatives. Future expected cash flows of these derivatives are discounted to reflect the cost and benefit of funding the derivatives by using a funding curve, implied volatilities and correlations as inputs.
Where required, a valuation adjustment is made to reflect the unrealized gain or loss at inception of a financial instrument contract where the fair value of that financial instrument is not obtained from a quoted market price or cannot be evidenced by other observable market transactions based on a valuation technique incorporating observable market data.
A
bid-offer
valuation adjustment is required when a financial instrument is valued at the mid-market
price, instead of the bid or offer price for asset or liability positions, respectively. The valuation adjustment takes into account the spread from the mid-market
price to either the bid or offer price.
Some valuation models require parameter calibration from such factors as market observable option prices. The calibration of parameters may be sensitive to factors such as the choice of instruments or optimization methodology. A valuation adjustment is also estimated to mitigate the uncertainties of parameter calibration and model limitations.
In determining fair value, a hierarchy is used which prioritizes the inputs to valuation techniques. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Determination of fair value based on this hierarchy requires the use of observable market data whenever available. Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and model inputs that are either observable, or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 3 inputs include one or more inputs that are unobservable and significant to the fair value of the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available at the measurement date. The availability of inputs for valuation may affect the selection of valuation techniques. The classification of a fin an
cial instrument in the fair value hierarchy for disclosure purposes is based upon the lowest level of i np
ut that is significant to t
he
measur
em
ent of fair value.

Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, proxy information from similar transactions, and through extrapolation and interpolation techniques. For more complex or illiquid instruments, significant judgment is required in the determination of the model used, the selection of model inputs, and in some cases, the application of valuation adjustments to the model value or quoted price for inactively traded financial instruments. The selection of model inputs may be subjective and the inputs may be unobservable. Unobservable inputs are inherently uncertain as there is little or no market data available from which to determine the level at which the transaction would occur under normal business circumstances. Appropriate parameter uncertainty and market risk valuation adjustments for such inputs and other model risk valuation adjustments are assessed in all such instances.

Financial instruments - Loans
Loans
Loans are debt instruments recognized initially at fair value and are subsequently measured in accordance with
the Classification of financial assets policy provided above. The majority of our loans are carried at amortized cost using the effective interest method, which represents the gross carrying amount less allowance for credit losses.
Interest on loans is recognized using the effective interest method and recorded in Interest income except for amounts relating to the Insurance segment, which are recorded in
Non-interest
income – Insurance investment. The estimated future cash flows used in this calculation include those determined by the contractual term of the asset and all fees that are considered to be integral to the effective interest rate. Also included in this amount are transaction costs and all other premiums or discounts. Fees that relate to activities such as originating, restructuring or renegotiating loans are deferred and recognized as Interest income over the expected term of such loans using the effective interest method. Where there is a reasonable expectation that a loan will be originated, commitment and standby fees are also recognized as interest income over the expected term of the resulting loans using the effective interest method. Otherwise, such fees are recorded as other liabilities and amortized into
Non-interest
income over the commitment or standby period. Future prepayment fees on mortgage loans are not included as part of the effective interest rate at origination. If prepayment fees are received on a renewal of a mortgage loan before maturity, the fee is included as part of the effective interest rate, and if not renewed, the prepayment fee is recognized in interest income at the prepayment date.
For loans carried at amortized cost or FVOCI, impairment losses are recognized at each balance sheet date in accordance with the three-stage impairment model outlined below.

Financial instruments - Allowance for credit losses
Allowance for credit losses
An allowance for credit losses (ACL) is established for all financial assets, except for financial assets classified or designated as FVTPL and equity securities designated as FVOCI, which are not subject to impairment assessment. Assets subject to impairment assessment include loans, debt securities, interest-bearing deposits with banks, customers’ liability under acceptances, accounts and accrued interest receivable, and finance and operating lease receivables. ACL on loans measured at amortized cost is presented in Allowance for loan losses. ACL on debt securities measured at FVOCI is presented in Other components of equity. Other financial assets carried at amortized cost are presented net of ACL on our Consolidated Balance Sheets.
Off-balance
sheet items subject to impairment assessment include financial guarantees and undrawn loan commitments. ACL on off-balance
sheet items is separately calculated and included in Other Liabilities – Provisions.
We measure the ACL on each balance sheet date according to a three-stage expected credit loss impairment model:
•	Performing financial assets
•
Stage 1 – From initial recognition of a financial asset to the date on which the asset has experienced a significant increase in credit risk relative to its initial recognition, a loss allowance is recognized equal to the credit losses expected to result from defaults occurring over the 12 months following the reporting date.

•
Stage 2 – Following a significant increase in credit risk relative to the initial recognition of the financial asset, a loss allowance is recognized equal to the credit losses expected over the remaining lifetime of the asset.

•	Impaired financial assets
•
Stage 3 – When a financial asset is considered to be credit-impaired, a loss allowance is recognized equal to credit losses expected over the remaining lifetime of the asset. Interest income is calculated based on the carrying amount of the asset, net of the loss allowance, rather than on its gross carrying amount.

The ACL is a discounted probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant time horizon. For loan commitments, credit loss estimates consider the portion of the commitment that is expected to be drawn over the relevant time period. For financial guarantees, credit loss estimates are based on the expected payments required under the guarantee contract. For finance lease receivables, credit loss estimates are based on cash flows consistent with the cash flows used in measuring the lease receivable.
Increases or decreases in the required ACL attributable to model changes and new originations, sales or maturities, and changes in risk, parameters and exposures due to changes in loss expectations or stage transfers are recorded in PCL. Write-offs and recoveries of amounts previously written off are recorded against ACL.
The ACL represents an unbiased estimate of expected credit losses on our financial assets as at the balance sheet date. Judgment is required in making assumptions and estimations when calculating the ACL, including movements between the three stages and the application of forward-looking information. The underlying assumptions and estimates may result in changes to the provisions from period to period that significantly affect our results of operations.

Measurement of expected credit losses
Expected credit losses are based on a range of possible outcomes and consider all available reasonable and supportable information, including internal and external ratings, historical credit loss experience and expectations about future cash flows. The measurement of expected credit losses is based primarily on the product of the instrument’s PD, loss given default (LGD), and EAD discounted to the reporting date. The main difference between Stage 1 and Stage 2 expected credit losses for performing financial assets is the respective calculation horizon. Stage 1 estimates project PD, LGD and
EAD
over a maximum period of 12 months while Stage 2 estimates project PD, LGD and EAD over the remaining lifetime of the instrument.
An expected credit loss estimate is produced for each individual exposure. Relevant parameters are modelled on a collective basis using portfolio segmentation that allows for appropriate incorporation of forward-looking information. To reflect other characteristics that are not already considered through modelling, expert credit judgment is exercised in determining the final expected credit losses.
For a small percentage of our portfolios which lack detailed historical information and/or loss experience, we apply simplified measurement approaches that may differ from what is described above. These approaches have been designed to maximize the available information that is reliable and supportable for each portfolio and may be collective in nature.
Expected credit losses are discounted to the reporting period date using the effective interest rate.
Expected life
For instruments in Stage 2 or Stage 3, loss allowances reflect expected credit losses over the expected remaining lifetime of the instrument. For most instruments, the expected life is limited to the remaining contractual life.
An exemption is provided for certain instruments with the following characteristics: (a) the instrument includes both a loan and undrawn commitment component; (b) we have the contractual ability to demand repayment and cancel the undrawn commitment; and (c) our exposure to credit losses is not limited to the contractual notice period. For products in scope of this exemption, the expected life may exceed the remaining contractual life and is the period over which our exposure to credit losses is not mitigated by our normal credit risk management actions. This period varies by product and risk category and is estimated based on our historical experience with similar exposures and consideration of credit risk management actions taken as part of our regular credit review cycle. Products in scope of this exemption include credit cards, overdraft balances and certain revolving lines of credit. Judgment is required in determining the instruments in scope for this exemption and estimating the appropriate remaining life based on our historical experience and credit risk mitigation practices.
Assessment of significant increase in credit risk
The assessment of significant increase in credit risk requires significant judgment. Movements between Stage 1 and Stage 2 are based on whether an instrument’s credit risk as at the reporting date has increased significantly relative to the date it was initially recognized. For the purposes of this assessment, credit risk is based on an instrument’s lifetime PD, not the losses we expect to incur. The assessment is generally performed at the instrument level.
Our assessment of significant increases in credit risk is performed at least quarterly based on three factors. If any of the following factors indicates that a significant increase in credit risk has occurred, the instrument is moved from Stage 1 to Stage 2:
(1)	We have established thresholds for significant increases in credit risk based on both a percentage and absolute change in lifetime PD relative to initial recognition. For our wholesale portfolio, a decrease in the borrower’s risk rating is also required to determine that credit risk has increased significantly.
(2)	Additional qualitative reviews may be performed, as necessary, to assess the staging results, which may lead to adjustments to better reflect the positions whose credit risk has increased significantly. These reviews are completed at both the individual borrower levels and the portfolio level and may result in an instrument, a portfolio or a portion of a portfolio moving from Stage 1 to Stage 2.
(3)	Instruments which are 30 days past due are generally considered to have experienced a significant increase in credit risk, even if our other metrics do not indicate that a significant increase in credit risk has occurred.
The thresholds for movement between Stage 1 and Stage 2 are symmetrical. After a financial asset has transferred to Stage 2, if its credit risk is no longer considered to have significantly increased relative to its initial recognition, the financial asset will move back to Stage 1.
For certain instruments with low credit risk as at the reporting date, it is presumed that credit risk has not increased significantly relative to initial recognition. Credit risk is considered to be low if the instrument has a low risk of default, and the borrower has the ability to fulfill their contractual obligations both in the near term and in the longer term, including periods of adverse changes in the economic or business environment. Certain interest-bearing deposits with banks, assets purchased under reverse repurchase agreements, insurance policy loans, and liquidity facilities extended to our multi-seller conduits have been identified as having low credit risk.
Use of forward-looking information
The measurement of expected credit losses for each stage and the assessment of significant increase in credit risk considers information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation and application of forward-looking information requires significant judgment.
The PD, LGD and EAD inputs used to estimate Stage 1 and Stage 2 credit loss allowances are modelled based on the macroeconomic variables (or changes in macroeconomic variables) that are most closely correlated with credit losses in the relevant portfolio. Each macroeconomic scenario used in our expected credit loss calculation includes a projection of all relevant macroeconomic variables used in our models for a five-year period, subsequently reverting to long-run
averages. Macroeconomic variables used in our expected credit loss models include, but are not limited to, unemployment rates, gross domestic product growth rates, equity return indices, commodity prices, and Canadian housing prices. Depending on their usage in the models, macroeconomic variables may be projected at a country, province/state or more granular level.

Our estimation of expected credit losses in Stage 1 and Stage 2 is a discounted probability-weighted estimate that considers a minimum of three future macroeconomic scenarios. Our base case scenario is based on macroeconomic forecasts published by our internal economics group. The published forecasts are developed from models based on historical macroeconomic data, derived from public sources and financial markets. Upside and downside scenarios vary relative to our base case scenario based on reasonably possible alternative macroeconomic conditions. Additional and more severe downside scenarios are designed to capture a broader range of potential credit losses in certain sectors. Scenario design, including the identification of additional downside scenarios, occurs at least on an annual basis and more frequently if conditions warrant.
Scenarios are designed to capture a wide range of possible outcomes and weighted according to our best estimate of the relative likelihood of the range of outcomes that each scenario represents. Scenario weights take into account historical frequency, current trends, and forward-looking conditions and are updated on a quarterly basis. All scenarios considered are applied to all portfolios subject to expected credit losses with the same probabilities.
Our assessment of significant increases in credit risk is based on changes in probability-weighted forward-looking lifetime PDs as at the reporting date, using the same macroeconomic scenarios as the calculation of expected credit losses.
Definition of default
The definition of default used in the measurement of expected credit losses is consistent with the definition of default used for our internal credit risk management purposes. Our definition of default may differ across products and consider both quantitative and qualitative factors, such as the terms of financial covenants and days past due. For retail and wholesale borrowers, except as detailed below, default occurs when the borrower is more than 90 days past due on any material obligation to us, and/or we consider the borrower unlikely to make their payments in full without recourse action on our part, such as taking formal possession of any collateral held. For certain credit card balances, default occurs when payments are 180 days past due. For these balances, the use of a period in excess of 90 days past due is reasonable and supported by observable data on write-off
and recovery rates experienced on historical credit card portfolios. The definition of default used is applied consistently from period to period and to all financial instruments unless it can be demonstrated that circumstances have changed such that another definition of default is more appropriate.
Credit-impaired financial assets (Stage 3)
Financial assets are assessed for credit-impairment at each balance sheet date and more frequently when circumstances warrant further assessment. Evidence of credit-impairment may include indications that the borrower is experiencing significant financial difficulty, probability of bankruptcy or other financial reorganization, as well as a measurable decrease in the estimated future cash flows evidenced by the adverse changes in the payments status of the borrower or economic conditions that correlate with defaults.
An asset that is in Stage 3 will move back to Stage 2 when, as at the reporting date, it is no longer considered to be credit-impaired. The asset will transfer back to Stage 1 when its credit risk at the reporting date is no longer considered to have increased significantly from initial recognition, which could occur during the same reporting period as the transfer from Stage 3 to Stage 2.
When a financial asset has been identified as credit-impaired, expected credit losses are measured as the difference between the asset’s gross carrying amount and the present value of estimated future cash flows discounted at the instrument’s original effective interest rate. For impaired financial assets with drawn and undrawn components, expected credit losses also reflect any credit losses related to the portion of the loan commitment that is expected to be drawn down over the remaining life of the instrument.
When a financial asset is credit-impaired, interest ceases to be recognized on the regular accrual basis, which accrues income based on the gross carrying amount of the asset. Rather, interest income is calculated by applying the original effective interest rate to the amortized cost of the asset, which is the gross carrying amount less the related ACL.
ACL for credit-impaired loans in Stage 3 are established at the borrower level, where losses related to impaired loans are identified on individually significant loans, or collectively assessed and determined through the use of portfolio-based rates, without reference to particular loans.
Individually assessed loans (Stage 3)
When individually significant loans are identified as impaired, we reduce the carrying value of the loans to their estimated realizable value by recording an individually assessed ACL to cover identified credit losses. The individually assessed ACL reflects the expected amount of principal and interest calculated under the terms of the original loan agreement that will not be recovered, and the impact of time delays in collecting principal and/or interest (time value of money). The estimated realizable value for each individually significant loan is the present value of expected future cash flows discounted using the original effective interest rate for each loan. When the amounts and timing of future cash flows cannot be estimated with reasonable reliability, the estimated realizable amount may be determined using observable market prices for comparable loans, the fair value of collateral underlying the loans, and other reasonable and supported methods based on management judgment.
Individually-assessed allowances are established in consideration of a range of possible outcomes, which may include macroeconomic or non-macroeconomic
scenarios, to the extent relevant to the circumstances of the specific borrower being assessed. Assumptions used in estimating expected future cash flows reflect current and expected future economic conditions and are generally consistent with those used in Stage 1 and Stage 2 measurement.
Significant judgment is required in assessing evidence of credit-impairment and estimation of the amount and timing of future cash flows when determining expected credit losses. Changes in the amount expected to be recovered would have a direct impact on PCL and may result in a change in the ACL.

Collectively assessed loans (Stage 3)
Loans that are collectively assessed are grouped on the basis of similar risk characteristics, taking into account loan type, industry, geographic location, collateral type, past due status and other relevant factors.
The collectively-assessed ACL reflects: (i) the expected amount of principal and interest calculated under the terms of the original loan agreement that will not be recovered, and (ii) the impact of time delays in collecting principal and/or interest (time value of money).
The expected principal and interest collection is estimated on a portfolio basis and references historical loss experience of comparable portfolios with similar credit risk characteristics, adjusted for the current environment and expected future conditions. A portfolio specific coverage ratio is applied against the impaired loan balance in determining the collectively-assessed ACL. The time value of money component is calculated by using the discount factors applied to groups of loans sharing common characteristics. The discount factors represent the expected recovery pattern of the comparable group of loans, and reflect the historical experience of these groups adjusted for current and expected future economic conditions and/or industry factors. Significant judgment is required in assessing evidence of credit-impairment and estimation of the amount and timing of future cash flows when determining expected credit losses. Changes in the amount expected to be recovered would have a direct impact on PCL and may result in a change in the ACL.
Write-off
of loans
Loans and the related ACL are written off, either partially or in full, when there is no realistic prospect of recovery. Where loans are secured, they are generally written off after receipt of any proceeds from the realization of collateral. In circumstances where the net realizable value of any collateral has been determined and there is no reasonable expectation of further recovery, write off may be earlier. For credit cards, the balances and related ACL are generally written off when payment is 180 days past due. Personal loans are generally written off at 150 days past due.
Modifications
The original terms of a financial asset may be renegotiated or otherwise modified, resulting in changes to the contractual terms of the financial asset that affect the contractual cash flows. The treatment of such modifications is primarily based on the process undertaken to execute the renegotiation and the nature and extent of the expected changes. In the normal course of business, modifications which are performed for credit reasons, primarily related to troubled debt restructurings, are generally treated as modifications of the original financial asset. Modifications which are performed for other than credit reasons are generally considered to be an expiry of the original cash flows; accordingly, such renegotiations are treated as a derecognition of the original financial asset and recognition of a new financial asset.
If a modification of terms does not result in derecognition of the financial asset, the carrying amount of the financial asset is recalculated as the present value of the renegotiated or modified contractual cash flows, discounted at the original effective interest rate and a gain or loss is recognized. The financial asset continues to be subject to the same assessments for significant increase in credit risk relative to initial recognition and credit-impairment, as described above. A modified financial asset will transfer out of Stage 3 if the conditions that led to it being identified as credit-impaired are no longer present and relate objectively to an event occurring after the original credit-impairment was recognized. A modified financial asset will transfer out of Stage 2 when it no longer satisfies the relative thresholds set to identify significant increases in credit risk, which are based on changes in its lifetime PD, days past due and other qualitative considerations. The financial asset continues to be monitored for significant increases in credit risk and credit-impairment.
If a modification of terms results in derecognition of the original financial asset and recognition of the new financial asset, the new financial asset will generally be recorded in Stage 1, unless it is determined to be credit-impaired at the time of the renegotiation. For the purposes of assessing for significant increases in credit risk, the date of initial recognition for the new financial asset is the date of the modification.

Financial instruments - Derivatives
Derivatives
When derivatives are embedded in other financial instruments or host contracts, such combinations are known as hybrid instruments. If the host contract is a financial asset within the scope of IFRS 9
Financial Instruments
(IFRS 9), the classification and measurement criteria are applied to the entire hybrid instrument as described in the Classification of financial assets section of Note 2. If the host contract is a financial liability or an asset that is not within the scope of IFRS 9, embedded derivatives are separately recognized if the economic characteristics and risks of the embedded derivative are not clearly and closely related to the host contract, unless an election has been made to elect the fair value option, as described above. The host contract is accounted for in accordance with the relevant standards. Embedded derivatives are presented on a combined basis with the host contracts.
All derivative instruments are recorded on our Consolidated Balance Sheets at fair value, inclusive of valuation adjustments. When derivatives are used in trading activities, the realized and unrealized gains and losses on these derivatives are recognized in
Non-interest
income – Trading revenue. When derivatives are used to manage our own exposures, we determine for each derivative whether hedge accounting can be applied, as discussed in the Hedge accounting section below. For derivatives used to manage our own exposures where we do not apply hedge accounting, the realized and unrealized gains and losses are primarily recognized in
Non-interest
income – Other.

Financial instruments - Recognition and measurement - Derecognition of financial assets and liabilities
Derecognition of financial assets
Financial assets are derecognized from our Consolidated Balance Sheets when our contractual rights to the cash flows from the assets have expired, when we retain the rights to receive the cash flows of the assets but assume an obligation to pay those cash flows to a third party subject to certain pass-through requirements or when we transfer our contractual rights to receive the cash flows and substantially all of the risks and rewards of the assets have been transferred. When we retain substantially all of the risks and rewards of the transferred assets, the transferred assets are not derecognized from our Consolidated Balance Sheets and are accounted for as secured financing transactions. When we neither retain nor transfer substantially all risks and rewards of ownership of the assets, we derecognize the assets if control over the assets is relinquished. If we retain control over the transferred assets, we continue to recognize the transferred assets to the extent of our continuing involvement.
Management judgment is applied in determining whether the contractual rights to the cash flows from the transferred assets have expired or whether we retain the rights to receive cash flows on the assets but assume an obligation to pay for those cash flows. We derecognize transferred financial assets if we transfer substantially all the risks and rewards of the ownership in the assets. When assessing whether we have transferred substantially all of the risk and rewards of the transferred assets, management considers the Bank’s exposure before and after the transfer with the variability in the amount and timing of the net cash flows of the transferred assets. In transfers in which we retain the servicing rights, management has applied judgment in assessing the benefits of servicing against market expectations. When the benefits of servicing are greater than fair value, a servicing asset is recognized in Other assets in our Consolidated Balance Sheets. When the benefits of servicing are less than fair value, a servicing liability is recognized in Other liabilities in our Consolidated Balance Sheets.
Derecognition of financial liabilities
We derecognize a financial liability from our Consolidated Balance Sheets when our obligation specified in the contract expires, or is discharged or cancelled. We recognize the difference between the carrying amount of a financial liability transferred and the consideration paid in our Consolidated Statements of Income.

Financial instruments - Recognition and measurement - Interest
Interest
Interest is recognized in Interest income and Interest expense in the Consolidated Statements of Income for all interest-bearing financial instruments except for amounts relating to the Insurance segment, which are recorded in
Non-interest
income – Insurance investment result. The effective interest rate is the rate that discounts estimated future cash flows over the expected life of the financial asset or liability to the net carrying amount upon initial recognition. Significant judgment is applied in determining the effective interest rate due to uncertainty in the timing and amounts of future cash flows.

Financial instruments - Dividend income
Dividend income
Dividend income is recognized when the right to receive payment is established and is recorded in Dividend income except for amounts relating to the Insurance segment, which are recorded in
Non-interest
income – Insurance investment result. This is the
ex-dividend
date for listed equity securities, and usually the date when shareholders have approved the dividend for unlisted equity securities.

Financial instruments - Transaction costs
Transaction costs
Transaction costs are expensed as incurred for financial instruments classified or designated as FVTPL. For other financial instruments, transaction costs are capitalized on initial recognition. For financial assets and financial liabilities measured at amortized cost and debt financial assets measured at FVOCI, capitalized transaction costs are amortized through net income over the estimated life of the instrument using the effective interest method.

Financial instruments - Recognition and measurement - Offsetting financial assets and financial liabilities
Offsetting financial assets and financial liabilities
Financial assets and financial liabilities are offset on the Consolidated Balance Sheets when there exists both a legally enforceable right to offset the recognized amounts and an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Financial instruments - Recognition and measurement - Assets purchased under reverse repurchase agreements and sold under repurchase agreements
Assets purchased under reverse repurchase agreements and sold under repurchase agreements
We purchase securities under agreements to resell (reverse repurchase agreements) and take possession of these securities. We monitor the market value of the securities purchased and additional collateral is obtained when appropriate. We have the right to liquidate the collateral held in the event of counterparty default. Reverse repurchase agreements are treated as collateralized lending transactions. We also sell securities under agreements to repurchase (repurchase agreements), which are treated as collateralized borrowing transactions. The securities received under reverse repurchase agreements and securities delivered under repurchase agreements are not recognized on, or derecognized from, our Consolidated Balance Sheets, respectively, unless the risks and rewards of ownership are obtained or relinquished.
Reverse repurchase agreements and repurchase agreements are carried on our Consolidated Balance Sheets at the amounts at which the securities were initially acquired or sold, except when they are classified or designated as FVTPL and are recorded at fair value. Interest earned on reverse repurchase agreements is included in Interest income, and interest incurred on repurchase agreements is included in Interest expense in our Consolidated Statements of Income while changes in fair value for reverse repurchase agreements and repurchase agreements classified or designated as FVTPL are included in Trading revenue or Other in
Non-interest
income except for amounts relating to the Insurance segment, which are recorded in
Non-interest
income – Insurance investment result.

Financial instruments - Hedge accounting

Hedge accounting
We have elected to continue to apply the hedge accounting principles under IAS 39 instead of those under IFRS 9.
We use derivatives and
non-derivatives
in our hedging strategies to manage our exposure to interest rate, currency, credit and other market risks. Our hedging strategies include the use of fair value hedges, cash flow hedges and net investment hedges. Derivatives used in hedging relationships are recorded in Other Assets – Derivatives or Other Liabilities – Derivatives on our Consolidated Balance Sheets. Foreign currency-denominated liabilities used in net investment hedging relationships are recorded in Deposits – Business and Government and Subordinated debentures on our Consolidated Balance Sheets. We assess, both at the inception of the hedge and on an ongoing basis, whether the hedging instruments are ‘highly effective’ in offsetting changes in the fair value or cash flows of the hedged items. A hedge is regarded as highly effective only if the following criteria are met: (i) at inception of the hedge and throughout its life, the hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk, and (ii) actual results of the hedge are within a pre-determined
range. We perform effectiveness testing to demonstrate that the relationship has been and is expected to be effective over the remaining term of the hedge. In the case of hedging a forecast transaction, the transaction must have a high probability of occurring and must present an exposure to variations in cash flows that could ultimately affect the reported net profit or loss. Hedge accounting is discontinued when it is determined that the hedging instrument is no longer effective as a hedge, the hedging instrument or hedged item is terminated or sold, or the forecast transaction is no longer deemed highly probable. Refer to Note 9 for the fair value of derivatives and non-derivative
instruments categorized by their hedging relationships, as well as derivatives that are not designated in hedging relationships.
Until the hedging relationships impacted by the Interest rate benchmark reform (the Reform) fully transitioned to alternative benchmark rates (ABRs), our prospective effectiveness testing was based on existing hedged cash flows or hedged risks and any ineffectiveness arising from retrospective testing did not result in a discontinuation of the hedge. Additionally, effectiveness testing is applied separately to hedged items referencing ABRs and hedged items referencing interbank offered rates (IBORs), which include USD London Interbank Offered Rate (USD LIBOR) and Canadian Dollar Offered Rate (CDOR), in accordance with the Phase 2 amendments to IFRS 9
Financial Instruments
, IAS 39
Financial Instruments: Recognition and Measurement
, IFRS 7
Financial Instruments: Disclosures
, IFRS 4
Insurance contracts
, and IFRS 16
Leases
(the Amendments). Subsequently, when these relationships fully transitioned to ABRs, and provided qualifying criteria were met, we amended the related hedge documentation for the ABR risk, including consequential changes to the description of the hedging instrument(s), the hedged item(s), and the method for assessing hedge effectiveness, without discontinuing the existing hedging relationships.
Fair value hedges
In a fair value hedging relationship, the carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged risk and recognized in
Non-interest
income – Other. Changes in fair value of the hedged item, to the extent that the hedging relationship is effective, are offset by changes in the fair value of the hedging derivative, which are also recognized in
Non-interest
income – Other. When hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments to the carrying value of the hedged items are amortized to
Non-interest
income – Other over the expected remaining life of the hedged items.
We predominantly use interest rate swaps to hedge our exposure to changes in a fixed interest rate instrument’s fair value caused by changes in interest rates. Until the hedging relationships impacted by the Reform fully transitioned to ABRs, we applied hedge accounting to IBOR rates which may not have been contractually specified if that rate was separately identifiable and reliably measurable at the inception of the hedge relationship.
Cash flow hedges
In a cash flow hedging relationship, the effective portion of the change in the fair value of the hedging derivative, net of taxes, is recognized in OCI and reclassified to profit or loss as the associated hedged forecast transaction occurs, while the ineffective portion is recognized in
Non-interest
income – Other. When hedge accounting is discontinued, the cumulative amounts previously recognized in OCI are reclassified to Net interest income during the periods when the variability in the cash flows of the hedged item affects Net interest income. Unrealized gains and losses on derivatives are reclassified immediately to
Non-interest
income – Other when the hedged item is sold or terminated early, or when the forecast transaction is no longer expected to occur.
We predominantly use interest rate swaps to hedge the variability in cash flows related to a variable-rate asset or liability. Until the hedging relationships impacted by the Reform fully transitioned to ABRs, we treated the highly probable hedged IBORs based cash flows of groups of similar assets or liabilities with similar risk characteristics as unchanged as a result of the Reform. In addition, associated cash flow hedge reserves were not recycled into net income solely due to changes related to the transition from IBORs to ABRs. Subsequently, when some items in the group transitioned to ABRs before other items, the individual hedged items were allocated to subgroups based on the benchmark interest rate being hedged. We tested hedge effectiveness based on the defined subgroups, in accordance with the Amendments, if eligibility requirements were met. If a subgroup failed the eligibility requirements, we would have discontinued hedge accounting prospectively for the hedging relationship in its entirety.
Net investment hedges
In hedging our foreign currency exposure to a net investment in a foreign operation, the effective portion of foreign exchange gains and losses on the hedging instruments, net of applicable taxes, is recognized in OCI and the ineffective portion is recognized in
Non-interest
income – Other. The amounts, or a portion thereof, previously recognized in Other components of equity are recognized in Net income on the disposal, or partial disposal, of the foreign operation.
We use foreign exchange contracts and foreign currency-denominated liabilities to manage our foreign currency exposures to net investments in foreign operations having a functional currency other than the Canadian dollar.

Financial instruments - Recognition and measurement - Guarantees
Guarantees
Financial guarantee contracts are contracts that contingently require us to make specified payments (in cash, other assets, our own shares or provision of services) to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due in accordance with the original or modified terms of a debt instrument. Liabilities are recognized on our Consolidated Balance Sheets at the inception of a guarantee for the fair value of the obligation undertaken in issuing the guarantee. Financial guarantees are subsequently remeasured at the higher of (i) the amount of expected credit losses and (ii) the amount initially recognized less, when appropriate, the cumulative amount of income recognized.
If the financial guarantee contract meets the definition of a derivative, it is measured at fair value at each balance sheet date and reported under Derivatives on our Consolidated Balance Sheets.

Insurance and reinsurance contracts
Insurance and reinsurance contracts
Changes in accounting policies
During the first quarter of 2024, we adopted IFRS 17
Insurance Contracts
(IFRS 17), replacing IFRS 4
Insurance Contracts
(IFRS 4). Our updated accounting policies for insurance and reinsurance contracts are described below. We have applied IFRS 17 retrospectively and restated comparative period results beginning November 1, 2022, where applicable. Adjustments to the carrying amounts of insurance and reinsurance contracts at the transition date of November 1, 2022 were recognized in Retained earnings.
As permitted by the transition provisions of IFRS 17, we reclassified certain financial assets between fair value classification categories at the date of initial application of IFRS 17 as described below. The reclassifications resulted in no adjustments to carrying amounts of financial assets as at November 1, 2023. Retained earnings and Other components of equity as at November 1, 2023 were adjusted as a result with no net impact to total equity. We elected not to restate comparative period results for these changes and accordingly, comparative period information for the impacted financial assets prior to November 1, 2023 is presented in accordance with our previous classifications.
Updated accounting policies
Contracts under which we accept significant insurance risk from a policyholder by agreeing to compensate the policyholder if a specified uncertain future event adversely affects the policyholder are insurance contracts, which includes reinsurance contracts issued. Contracts under which we transfer significant insurance risk to a reinsurer that compensates us for claims relating to underlying insurance contracts issued by us are reinsurance contracts held, and are accounted for separately from the underlying insurance contracts to which they relate. Embedded derivatives, investment components and promises to provide non-insurance
services are separated from the insurance or reinsurance contract provided specific criteria are met. Insurance and reinsurance contracts are aggregated into portfolios that are subject to similar risks and are managed together, and then divided into groups based on the period of issuance and expected profitability. Groups are separately recognized and measured using one of three measurement models depending on the characteristics of the contracts:
•	For insurance contracts with direct participating features (applicable primarily to our segregated fund insurance contracts), the variable fee approach (VFA) is applied.
•
For insurance contracts and reinsurance contracts held with a short duration of one year or less (applicable primarily to our creditor reinsurance contracts issued, group life and health insurance contracts and travel insurance contracts), the premium allocation approach (PAA) is applied.

•	The general measurement method (GMM) is applied to all remaining contracts.
Under the GMM and VFA, the carrying amount of a group of insurance or reinsurance contracts is measured as the sum of the fulfilment cash flows and the contractual service margin (CSM). The carrying amount is also the sum of the liability for remaining coverage and the liability for incurred claims. The liability for remaining coverage comprises the fulfilment cash flows that relate to services that will be provided under the contracts in future periods and any remaining CSM at that date. The liability for incurred claims includes the fulfilment cash flows for incurred claims and expenses that have not yet been paid, including claims that have been incurred but not yet reported. The fulfilment cash flows consist of the present value of future cash flows and a risk adjustment for non-financial
risk, discounted using the current rates as at the reporting date determined using the discount rate methodology disclosed in Note 15. The estimates of future cash flows consider probability-weighted scenarios and include all future cash flows that are within the contract boundary. The risk adjustment for non-financial
risk represents the compensation that we require for bearing the uncertainty about the amount and timing of cash flows that arise from non-financial
risk as the insurance contract is fulfilled and is estimated using the margin approach disclosed in Note 15. The measurement of the groups of contracts requires the use of judgment in setting methodologies and assumptions for morbidity, mortality, longevity, policy lapses and other policyholder behaviour, policy dividends and directly attributable expenses, including acquisition costs allocated using a systematic and rational method. Changes to the underlying assumptions and estimates may have a significant effect on
Non-interest
income – Insurance service result and Insurance investment result. Subsequent changes in fulfilment cash flows related to future services adjust the CSM, unless the group is onerous in which case such changes are recognized in
Non-interest
income – Insurance service result along with changes related to past or current services.
For insurance contracts, the CSM represents the unearned profit (net inflows) for providing insurance coverage. If there is a net outflow at the initial recognition of the group, the group is onerous and the net outflow is recognized in
Non-interest
income – Insurance service result immediately. For reinsurance contracts held, the CSM represents the net cost or net gain of purchasing reinsurance. The CSM for insurance and reinsurance contacts are released into income based on coverage units, which represent the quantity of service (insurance coverage as well as investment-return and investment-related services) provided by a group of contracts and are determined by considering the quantity of benefits provided under each contract and the expected coverage duration. Under the GMM, the CSM is adjusted for interest accretion using the discount rates that were locked-in
at initial recognition of the groups or the discount rates that were locked-in
at the transition date for groups where the fair value approach was applied. Under the VFA, the CSM is adjusted for changes in the amount of our share of the fair value of the underlying items, while the changes to the fair value of the underlying items, reflecting changes in the obligation to pay the policyholder, are recognized in
Non-interest
income – Insurance investment result.
Under the PAA, the liability for remaining coverage for each group is measured as the premiums received less insurance revenue recognized for services provided, while the liability for incurred claims is measured as the fulfillment cash flows for incurred claims.

Losses from the recognition of onerous groups of insurance contracts, regardless of the measurement model applied, are recognized in
Non-interest
income – Insurance service result immediately. Any losses recognized relating to future service can be reversed in subsequent periods if the group of contracts is no longer onerous.
The insurance and reinsurance contract balances are remeasured at the end of each reporting period. We have elected to update the accounting estimates made in the previous interim period when remeasuring the insurance and reinsurance contracts in subsequent interim and annual reporting periods.
An insurance or reinsurance contract is derecognized when it is extinguished or modified such that the modification results in a change in the measurement model, a substantially different contract boundary or a change in the scope of the applicable standard for measuring a component of the contract.
Insurance service result comprises Insurance revenue less Insurance service expense and Net income (expense) from reinsurance contracts held.
•
Insurance revenue is recognized as we provide insurance contract services under the groups of insurance contracts. For contracts measured using the PAA, the insurance revenue is generally recognized based on allocating expected premium receipts over the passage of time. For contracts measured using the GMM and VFA, insurance revenue represents the amount of consideration we expect to be entitled to in exchange for services in the period, which includes expected claims and expenses directly attributable to fulfilling insurance contracts (excluding any investment components), release of the risk adjustment for the period, CSM amortization to reflect services provided in the period, an allocation of premiums that relates to recovering insurance acquisition expenses and experience adjustments for premium receipts relating to current or past services.

•
Insurance service expense arising from insurance contracts includes incurred claims and other directly attributable expenses in the current period (excluding investment components), amortization and impairment losses relating to insurance acquisition cash flows where applicable, changes relating to past or current services and changes in loss components of onerous groups of contracts.

•	Net income (expense) from reinsurance contracts held represents the amounts recovered from the reinsurers less the allocation of premiums paid on reinsurance contracts held.
Insurance investment result comprises Net investment income, Net insurance finance income (expense) and Net reinsurance finance income (expense) from reinsurance contracts held.
•
Net investment income primarily comprises interest and dividend income and net gains (losses) on financial instruments, including segregated fund assets, and derivatives relating to the Insurance segment. Financial assets supporting the Insurance segment are primarily measured at FVTPL and FVOCI.

•
Insurance and reinsurance finance income (expense) represents the net effect of and changes in the time value of money (including the time value of money relating to risk adjustment on non-financial
risks) and financial risks on insurance contracts and reinsurance contracts held, respectively.

Impact of IFRS 17 transition excluding the impact of reclassifications of financial assets
Upon the adoption of IFRS 17, we applied IFRS 17 retrospectively by adjusting our Consolidated Balance Sheets as at November 1, 2022 and restating the comparative information for the year ended October 31, 2023. The full retrospective approach was applied for all insurance and reinsurance contracts unless it was impracticable to do so. The full retrospective approach was applied to all contracts measured using the PAA and all new contracts issued on and after November 1, 2022 measured using the GMM and VFA as if IFRS 17 had always been applied. Due to data availability and the inability to use hindsight, the fair value approach was applied to contracts issued before November 1, 2022 that were measured under the GMM and VFA. Under the fair value approach, each portfolio comprises only one group, and the CSM was calculated as the difference between the fair value of a group of contracts and the fulfilment cash flows using reasonable and supportable information available at the transition date. To determine the fair value of a group of contracts, the requirements of IFRS 13 Fair Value Measurement were applied. The adjusted fulfillment cash flows approach was used to calculate the fair value of groups of insurance contracts at the transition date. This valuation technique adjusts the future cash flows for changes in the cost of capital to reflect what a market participant would require for accepting such contract obligations. Key assumptions involve the weighted average cost of capital, required capital targets and underlying insurance assumptions from a market participant’s perspective. The fulfilment cash flows and discount rates were determined as at the transition using the policies noted above.

The adoption of IFRS
17
resulted in a reduction in Retained earnings of $
2.4
 billion, net of taxes, as at November
1
,
2022
. This is attributable to the establishment of the CSM and other remeasurement changes to insurance and reinsurance contracts and related tax effects. The CSM of all insurance contracts net of reinsurance contracts held as at November
1
,
2022
was $
1.8
 billion.
The following details the selected balances and totals impacted on our Consolidated Balance Sheets as at November
1
,
2022
:

(Millions of Canadian dollars)	As at November 1, 2022 before transition	Transition adjustments	As at November 1, 2022 after transition
Assets
Segregated fund net assets (1)	$2,638	$(2,638)	$–
Other
Other assets (2)	80,300	4,261	84,561
Total assets	$1,917,219	$1,623	$1,918,842
Liabilities
Segregated fund net liabilities (3)	$2,638	$(2,638)	$–
Other
Insurance claims and policy benefit liabilities (4)	11,511	(11,511)	–
Insurance contract liabilities (4)	–	18,226	18,226
Other liabilities (5)	95,235	(95)	95,140
Total liabilities	$1,809,044	$3,982	$1,813,026
Total equity	108,175	(2,359)	105,816
Total liabilities and equity	$1,917,219	$1,623	$1,918,842

(1)	Segregated fund net assets are now presented within Other assets.
(2)	The increase is primarily attributable to the inclusion of segregated fund net assets, the increases in insurance contract assets and reinsurance contracts held assets, and the tax effects of the IFRS 17 transition adjustment.
(3)	Segregated fund insurance contracts are now presented within Insurance contract liabilities.
(4)	Insurance claims and policy benefit liabilities measured under IFRS 4 is replaced with Insurance contract liabilities measured under IFRS 17. The increase in these balances is attributable to presentation changes and remeasurement impacts including the establishment of the CSM for in-force
contracts at transition.
(5)	Certain liabilities that were previously presented in Other liabilities are now included in the measurement of insurance contracts or reinsurance contracts held.
Impact of reclassifications of financial assets from IFRS 17 transition
As permitted by IFRS 17, we reclassified certain eligible financial assets held in respect of activities that relate to insurance contracts upon the adoption of IFRS 17. The changes were primarily a result of changes to the business models based on facts and circumstances that existed as at November 1, 2023, the date of the initial application of IFRS 17. We have applied these changes retrospectively by adjusting our Consolidated Balance Sheet as at November 1, 2023 with no restatement of comparative information. The following were reclassified as at November 1, 2023:
•	$8.3 billion of securities and $2.0 billion of loans from designated as FVTPL to classified as FVTPL;
•	$0.5 billion of securities and $0.3 billion of loans from designated as FVTPL to classified as FVOCI;
•	$1.7 billion of securities from classified as FVOCI to classified as FVTPL; and
•	$0.3 billion of securities from classified as FVTPL to designated as FVOCI.
The impacts of the reclassifications resulted in an increase in Other components of equity by $656 million, net of taxes, and a decrease in Retained earnings by the same amount, with no net impact to our total equity nor the carrying amounts of those assets.

Employee benefits - Pensions and other post-employment benefits
Employee benefits – Pensions and other post-employment benefits
Our defined benefit pension expense, which is included in
Non-interest
expense – Human resources, consists of the cost of employee pension benefits for the current year’s service, net interest on the net defined benefit liability (asset), past service cost and gains or losses on settlement. Remeasurements of the net defined benefit obligation, which comprise actuarial gains and losses and return on plan assets (excluding amounts included in net interest on the net defined benefit liability), are recognized immediately in OCI in the period in which they occur. Actuarial gains and losses comprise experience adjustments (the effects of differences between the previous actuarial assumptions and what has actually occurred), as well as the effects of changes in actuarial assumptions. Amounts recognized in OCI will not be reclassified subsequently to net income. Past service cost is the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment and is charged immediately to income.
For each defined benefit pension plan, we recognize the present value of our defined benefit obligations less the fair value of the plan assets as a defined benefit liability reported in Other liabilities on our Consolidated Balance Sheets. For plans where there is a net defined benefit asset, the amount is reported as an asset in Other assets on our Consolidated Balance sheets.
The calculation of defined benefit expenses and obligations requires significant judgment as the recognition is dependent on discount rates and various actuarial assumptions such as healthcare cost trend rates, projected salary increases, retirement age and mortality and termination rates. Due to the long-term nature of these plans, such estimates and assumptions are subject to inherent risks and uncertainties. For our pension and other post-employment benefit plans, the discount rate is determined by reference to market yields on high quality corporate bonds. Since the discount rate is based on currently available yields, and involves management’s assessment of market liquidity, it is only a proxy for future yields. Actuarial assumptions, set in accordance with current practices in the respective countries of our plans, may differ from actual experience as country specific statistics are only estimates of future employee behaviour. These assumptions are determined by management and are reviewed by actuaries at least annually. Changes to any of the above assumptions may affect the amounts of benefits obligations, expenses and remeasurements that we recognize.
Our contributions to defined contribution pension plans are expensed when employees have rendered services in exchange for such contributions. Defined contribution pension expense is included in
Non-interest
expense – Human resources.

Share-based compensation
Share-based compensation
We offer share-based compensation plans to certain key employees and to our non-employee
directors.
To account for
stock
options granted to employees, compensation expense is recognized over the applicable vesting period with a corresponding increase in equity. Fair value is determined by using option valuation models, which take into account the exercise price of the option, the current share price, the risk free interest rate, the expected volatility of the share price over the life of the option and other relevant factors. When the options are exercised, the exercise price proceeds together with the amount initially recorded in equity are credited to common shares. Our other share-based compensation plans include performance deferred share plans and deferred share unit plans for key employees (the Plans). The obligations for the Plans are accrued over their vesting periods. The Plans are generally settled in cash.
For cash-settled awards, our accrued obligations are adjusted to their fair value at each balance sheet date. For share-settled awards, our expected obligations recognized in equity are based on the fair value of our common shares at the date of grant. Changes in our obligations, net of related hedges, are recorded as
Non-interest
expense – Human resources in our Consolidated Statements of Income with a corresponding increase in Other liabilities for cash-settled awards and in Retained earnings for share-settled awards. Compensation expense is recognized in the year the awards are earned by plan participants based on the vesting schedule of the relevant plans, net of estimated forfeitures.
The compensation cost attributable to options and awards granted to employees who are eligible to retire or will become eligible to retire during the vesting period, is recognized immediately if the employee is eligible to retire on the grant date or over the period between the grant date and the date the employee becomes eligible to retire.
Our contributions to the employee savings and share ownership plans are expensed as incurred.

Income taxes
Income taxes
Income tax comprises current tax and deferred tax and is recognized in our Consolidated Statements of Income except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.
Current income tax payable on profits is recognized as an expense based on the applicable tax laws in each jurisdiction in the period in which profits arise, calculated using tax rates enacted or substantively enacted by the balance sheet date. Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities for accounting and tax purposes. A deferred income tax asset or liability is determined for each temporary difference, except for earnings related to our subsidiaries, branches, associates and interests in joint ventures where the temporary differences will not reverse in the foreseeable future and we have the ability to control the timing of reversal. Deferred tax assets and liabilities are determined based on the tax rates that are expected to be in effect in the period that the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Current tax assets and liabilities are offset when they are levied by the same taxation authority on either the same taxable entity or different taxable entities within the same tax reporting group (which intends to settle on a net basis), and when there is a legal right to offset. Deferred tax assets and liabilities are offset when the same conditions are satisfied. Our Consolidated Statements of Income include items that are non-taxable
or
non-deductible
for income tax purposes and, accordingly, this causes the income tax provision to be different from what it would be if based on statutory rates.
Deferred income taxes accumulated as a result of temporary differences and tax loss carryforwards are included in Other assets and Other liabilities. On a quarterly basis, we review our deferred income tax assets to determine whether it is probable that the benefits associated with these assets will be realized; this review involves evaluating both positive and negative evidence.
We are subject to income tax laws in various jurisdictions where we operate, and the complex tax laws are potentially subject to different interpretations by us and the relevant taxation authorities. Significant judgment is required in the interpretation of the relevant tax laws and in assessing the probability of acceptance of our tax positions to determine our tax provision, which includes our best estimate of uncertain tax positions that are under audit or appeal by the relevant tax authorities. We perform a review on a quarterly basis to incorporate our best assessment based on information available, but additional liability and income tax expense could result based on the acceptance of our tax positions by the relevant tax authorities.
The determination of our deferred tax asset or liability also requires significant management judgment as the recognition is dependent on our projection of future taxable profits and tax rates that are expected to be in effect in the period the asset is realized or the liability is settled. Any changes in our projection will result in changes in deferred tax assets or liabilities on our Consolidated Balance Sheets, and also deferred tax expense on our Consolidated Statements of Income.
The IASB issued amendments to IAS 12
Income Taxes
(IAS 12)
in May 2023 to address the
Pillar Two Model Rules
for
International Tax Reform
, including a global 15
% minimum tax. The
amendments introduced, with immediate effect, a temporary recognition exception in relation to accounting and disclosure for deferred taxes arising from the implementation of the international tax reform, which we have applied.

Business combinations
Business combinations, goodwill and other intangibles
All business combinations are accounted for using the acquisition method.
Non-controlling
interests, if any, are recognized at their proportionate share of the fair value of identifiable assets and liabilities, unless otherwise indicated. Identifiable intangible assets are recognized separately from goodwill and included in Other intangibles. Goodwill represents the excess of the price paid for the business acquired over the fair value of the net identifiable assets acquired on the date of acquisition.

Goodwill
Goodwill
Goodwill is allocated to cash-generating units or groups of cash-generating units for the purpose of impairment testing, which is undertaken at the lowest level at which goodwill is monitored for internal management purposes. Impairment testing is performed annually as at August 1, or more frequently if there are objective indicators of impairment, by comparing the recoverable amount of a cash-generating unit (CGU) with its carrying amount. The recoverable amount of a CGU is the higher of its value in use (VIU) and its fair value less costs of disposal (FVLCD). The fair value of a CGU is estimated using valuation techniques such as a discounted cash flow method, adjusted to reflect the considerations of a prospective third-party buyer. External evidence such as binding sale agreements or recent transactions for similar businesses within the same industry is considered to the extent that it is available.

Significant judgment is involved in estimating the model inputs used to determine the recoverable amount of our CGUs, in particular future cash flows, discount rates and terminal growth rates, due to the uncertainty in the timing and amount of cash flows and the forward-looking nature of these inputs. Future cash flows are based on financial plans agreed by management which are estimated based on forecast results, business initiatives, planned capital investments and returns to shareholders. Discount rates are based on the bank-wide cost of capital, adjusted for
CGU-specific
risks and currency exposure as reflected by differences in expected inflation. Bank-wide cost of capital is based on the Capital Asset Pricing Model, the Dividend Growth Model and peer analysis.
CGU-specific
risks include country risk, business/operational risk, geographic risk (including political risk, devaluation risk and government regulation), currency risk and price risk (including product pricing risk and inflation). Terminal growth rates are based on the long-term steady state growth expectations in the countries within which the CGU operates. If the future cash flows and other assumptions in future periods deviate significantly from the current amounts used in our impairment testing, the value of our goodwill could become impaired, with any such impairment loss recognized in
Non-interest
expense.
The carrying amount of a CGU includes the carrying amount of assets, liabilities and goodwill allocated to the CGU. If the recoverable amount is less than the carrying value, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other non-financial
assets of the CGU proportionately based on the carrying amount of each asset. Any impairment loss is charged to income in the period in which the impairment is identified. Goodwill is stated at cost less accumulated impairment losses. Subsequent reversals of goodwill impairment are prohibited.
Upon disposal of a portion of a CGU, the carrying amount of goodwill related to the portion of the CGU sold is included in the determination of gains or losses on disposal. The carrying amount is determined based on the relative fair value of the disposed portion to the total CGU.

Other intangibles
Other intangibles
Intangible assets represent identifiable
non-monetary
assets and are acquired either separately or through a business combination, or generated internally. Intangible assets acquired through a business combination are recognized separately from goodwill when they are separable or arise from contractual or other legal rights, and their fair value can be measured reliably. The cost of a separately acquired intangible asset includes its purchase price and directly attributable costs of preparing the asset for its intended use. In respect of internally generated intangible assets, cost includes all directly attributable costs necessary to create, produce and prepare the asset to be capable of operating in the manner intended by management. Research and development costs that are not eligible for capitalization are expensed. After initial recognition, an intangible asset is carried at its cost less any accumulated amortization and accumulated impairment losses, if any. Intangible assets with a finite-life are amortized on a straight-line basis over their estimated useful lives as follows: computer software –
3 to 10
years; and customer list and relationships – 7 to 20 years.
 Intangible assets with indefinite useful lives represent mutual fund management contracts.
Intangible assets are assessed for indicators of impairment at each reporting period. If there is an indication that an intangible asset may be impaired, an impairment test is performed by comparing the carrying amount of the intangible asset to its recoverable amount. Where it is not possible to estimate the recoverable amount of an individual asset, we estimate the recoverable amount of the CGU to which the asset belongs. If the recoverable amount of the asset (or CGU) is less than its carrying amount, the carrying amount of the intangible asset is written down to its recoverable amount as an impairment loss.
An impairment loss recognized previously is reversed if there is a change in the estimates used to determine the recoverable amount of the asset (or CGU) since the last impairment loss was recognized. If an impairment loss is subsequently reversed, the carrying amount of the asset (or CGU) is revised to the lower of its recoverable amount and the carrying amount that would have been determined (net of amortization) had there been no prior impairment.
Due to the subjective nature of these estimates, significant judgment is required in determining the useful lives and recoverable amounts of our intangible assets, and assessing whether certain events or circumstances constitute objective evidence of impairment. Estimates of the recoverable amounts of our intangible assets rely on certain key inputs, including future cash flows and discount rates. Future cash flows are based on sales projections and allocated costs which are estimated based on forecast results and business initiatives. Discount rates are based on the bank-wide cost of capital, adjusted for asset-specific risks. Changes in these assumptions may impact the amount of impairment loss recognized in
Non-interest
expense.

Translation of foreign currencies
Other
Translation of foreign currencies
Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at rates prevailing at the balance sheet date. Foreign exchange gains and losses resulting from the translation and settlement of these items are recognized in
Non-interest
income in the Consolidated Statements of Income.
Non-monetary
assets and liabilities that are measured at historical cost are translated into Canadian dollars at historical rates.
Assets and liabilities of our foreign operations with functional currencies other than Canadian dollars are translated into Canadian dollars at rates prevailing at the balance sheet date, and income and expenses of these foreign operations are translated at average rates of exchange for the reporting period.
Unrealized gains or losses arising as a result of the translation of our foreign operations along with the effective portion of related hedges are reported in Other components of equity on an after-tax
basis. Upon disposal or partial disposal of a foreign operation, an appropriate portion of the accumulated net translation gains or losses is included in
Non-interest
income.

Premises and equipment
Premises and equipment
Premises and equipment includes land, buildings, leasehold improvements, computer equipment, furniture, fixtures and other equipment, and are stated at cost less accumulated depreciation, except for land which is not depreciated, and accumulated impairment losses. Cost comprises the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, and the initial estimate of any disposal costs. Depreciation is recorded principally on a straight–line basis over the estimated useful lives of the assets, which are 25 to 50 years for buildings, 3 to 10 years for computer equipment, and
5 to 10 years
for furniture, fixtures and other equipment. The amortization period for leasehold improvements is the lesser of the useful life of the leasehold improvements or the lease term plus the first renewal period, if reasonably assured of renewal. Depreciation methods, useful lives, and residual values are reassessed at each reporting period and adjusted as appropriate. Gains and losses on disposal are recorded in Non–interest income.
Premises and equipment are assessed for indicators of impairment at each reporting period. If there is an indication that an asset may be impaired, an impairment test is performed by comparing the asset’s carrying amount to its recoverable amount.
After the recognition of impairment, the depreciation charge is adjusted in future periods to reflect the asset’s revised carrying amount. If an impairment is later reversed, the carrying amount of the asset is revised to the lower of the asset’s recoverable amount and the carrying amount that would have been determined (net of depreciation) had there been no prior impairment loss. The depreciation charge in future periods is adjusted to reflect the revised carrying amount.
Right-of-use
assets are also included in premises and equipment.

Leasing
Leasing
At inception of a contract, we assess whether a contract is or contains a lease. A contract is, or contains, a lease if the contract conveys the right to obtain substantially all of the economic benefits from, and direct the use of, an identified asset for a period of time in return for consideration.
When we are the lessee in a lease arrangement, we initially record a right-of-use
asset and corresponding lease liability, except for short-term leases and leases of low-value
assets. Short-term leases are leases with a lease term of 12 months or less.
Low-value
assets are unspecialized, common, technologically unsophisticated, widely available and widely used non-infrastructure
assets. For short-term leases and leases of
low-value
assets, we record the lease payments as an operating expense on a straight-line basis over the lease term.
Where we are reasonably certain to exercise extension and termination options, they are included in the lease term.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted at our incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method, recorded in Interest expense.
The
right-of-use
asset is initially measured based on the initial amount of the lease liability, adjusted for lease payments made on or before the commencement date, initial direct costs incurred, and an estimate of costs to dismantle, remove, or restore the asset, less any lease incentives received. Costs related to dismantling and removing leasehold improvements are capitalized as part of the leasehold improvement asset (rather than the right-of-use
asset of the lease) when the leasehold improvements are separately capitalized.
The
right-of-use
asset is depreciated to the earlier of the lease term and the useful life, unless ownership will transfer to RBC or we are reasonably certain to exercise a purchase option, in which case the useful life of the right-of-use
asset is used. We apply IAS 36
Impairment of assets
to determine whether a
right-of-use
asset is impaired and account for any identified impairment loss as described in the premises and equipment accounting policies above.

Provisions
Provisions
Provisions are liabilities of uncertain timing or amount and are recognized when we have a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions are measured as the best estimate of the consideration required to settle the present obligation at the reporting date. Significant judgment is required in determining whether a present obligation exists and in estimating the probability, timing and amount of any outflows. We record provisions related to litigation, asset retirement obligations and other items.
We are required to estimate the results of ongoing legal proceedings, and expenses to be incurred to dispose of capital assets. The forward-looking nature of these estimates requires us to use a significant amount of judgment in projecting the timing and amount of future cash flows. We record our provisions on the basis of all available information at the end of the reporting period and make adjustments on a quarterly basis to reflect current expectations. It may not be possible to predict the resolution of these matters or the timing of their ultimate resolution. Should actual results differ from our expectations, we may incur expenses in excess of the provisions recognized. Where appropriate, we apply judgment in limiting the extent of our provisions-related disclosures as not to prejudice our positions in matters of dispute.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, such as an insurer, a separate asset is recognized if it is virtually certain that reimbursement will be received.

Commissions and fees
Commissions and fees
Commissions and fees primarily relate to Investment management and custodial fees, Mutual fund revenue, Securities brokerage commissions, Services charges, Underwriting and other advisory fees, Card service revenue and Credit fees, and are recognized based on the applicable service contracts with clients.
Investment management and custodial fees and Mutual fund revenue are generally calculated as a percentage of daily or period-end
net asset values (NAV) based on the terms of the contract with clients and are received monthly, quarterly, semiannually or annually, depending on the terms of the contract. Investment management and custodial fees are generally derived from assets under management (AUM) when our clients solicit the investment capabilities of an investment manager or from assets under administration (AUA) where the investment strategy is directed by the client or a designated third-party manager. Mutual fund revenue is generally derived from the daily NAV of the mutual funds. Investment management and custodial fees and Mutual fund revenue are recognized over time when the service is provided to the client, provided that it is highly probable that a significant reversal in the amount of revenue recognized will not occur.

Commissions earned on Securities brokerage services and Service charges that are related to the provision of specific transaction-type services are recognized when the service is fulfilled. Where services are provided over time, revenue is recognized as the services are provided.
Underwriting and other advisory fees primarily relate to underwriting of new issuances of debt or equity and various advisory services. Underwriting fees are generally expressed as a percentage of the funds raised through issuance and are recognized when the service has been completed. Advisory fees vary depending on the scope and type of engagement and can be fixed in nature or contingent on a future event. Advisory fees are recognized over the period in which the service is provided and are recognized only to the extent that it is highly probable that a significant reversal in the amount of revenue will not occur.
Card service revenue primarily includes interchange revenue and annual card fees. Interchange revenue is calculated as a fixed percentage of the transaction amount and recognized when the card transaction is settled. Annual card fees are fixed fees and are recognized over a 12 month period.
Credit fees are primarily earned for arranging syndicated loans and making credit available on undrawn facilities. The timing of the recognition of credit fees varies based on the nature of the services provided.
When service fees and other costs are incurred in relation to commissions and fees earned, we record these costs on a gross basis in either
Non-interest
expense – Other or
Non-interest
expense – Human resources based on our assessment of whether we have primary responsibility to fulfill the contract with the client and have discretion in establishing the price for the commissions and fees earned, which may require judgment.

Earnings per share
Earnings per share
Earnings per share is computed by dividing Net income available to common shareholders by the weighted average number of common shares outstanding for the period. Net income available to common shareholders is determined after deducting dividend entitlements of preferred shareholders and distributions on other equity instruments, any gains (losses) on redemption of preferred shares and other equity instruments net of related income taxes and the net income attributable to non-controlling
interests.
Diluted earnings per share reflects the potential dilution that could occur if additional common shares are assumed to be issued under securities or contracts that entitle their holders to obtain common shares in the future, to the extent such entitlement is not subject to unresolved contingencies. For contracts that may be settled in cash or in common shares at our option, diluted earnings per share is calculated based on the assumption that such contracts will be settled in shares. Income and expenses associated with these types of contracts are excluded from the Net income available to common shareholders, and the additional number of shares that would be issued is included in the diluted earnings per share calculation. For stock options whose exercise price is less than the average market price of our common shares, using the treasury stock method, they are assumed to be exercised and the proceeds are used to repurchase common shares at the average market price for the period. The incremental number of common shares issued under stock options and repurchased from proceeds is included in the calculation of diluted earnings per share.

Share capital
Share capital and other equity instruments
We classify a financial instrument that we issue as a financial asset, financial liability or an equity instrument in accordance with the substance of the contractual arrangement.
Our common shares held by us are classified as treasury shares in equity and accounted for at weighted average cost. Upon the sale of treasury shares, the difference between the sale proceeds and the cost of the shares is recognized in Retained earnings. Financial instruments issued by us are classified as equity instruments when there is no contractual obligation to transfer cash or other financial assets. Incremental costs directly attributable to the issue of equity instruments are included in equity as a deduction from the proceeds, net of tax. Financial instruments that will be settled by a variable number of our common shares upon their conversion by the holders as well as the related accrued distributions are classified as liabilities on our Consolidated Balance Sheets. Dividends and yield distributions on these instruments are classified as Interest expense in our Consolidated Statements of Income. For compound instruments comprised of both liability and equity components, the liability component is initially measured at fair value with any residual amount assigned to the equity component.

Future changes in accounting policy and disclosure
Future changes in accounting policy and disclosure
Amendments to the Classification and Measurement of Financial Instruments
In May 2024, the IASB issued
Amendments to the Classification and Measurement of Financial Instruments
which amends IFRS 9
Financial Instruments
and IFRS 7
Financial Instruments: Disclosures
(the Amendments). The Amendments clarify classification guidance for financial assets with environmental, social and governance-linked features and introduce additional related disclosure requirements. The Amendments will be effective for us on November 1, 2026. We are currently assessing the impact of adopting the Amendments on our Consolidated Financial Statements.
IFRS 18 Presentation and Disclosure in Financial Statements (IFRS 18)
In April 2024, the IASB issued IFRS 18, which sets out requirements for the presentation and disclosure of information in the financial statements. IFRS 18 will replace IAS 1 Presentation of Financial Statements and accompanies limited amendments to other standards which will be effective upon the adoption of the new standard. The standard introduces new defined subtotals to be presented in the Consolidated Statements of Income, disclosure of management-defined performance measures and requirements for grouping of information. This standard will be effective for us on November 1, 2027. We are currently assessing the impact of adopting this standard on our Consolidated Financial Statements.

Updates related to interest rate benchmark reform
To manage our transition to ABRs, we implemented a comprehensive enterprise-wide program and governance structure that addresses the key areas of impact including contract remediation, funding and liquidity planning, risk management, financial reporting and valuation, systems, processes and client education and communication. Our remaining transition activities were focused on two broad streams of work: (i) developing new ABR linked products, and (ii) conversion of existing CDOR based contracts to ABRs.
On June 28, 2024, the publication of all remaining Canadian Dollar Offered Rate (CDOR) settings was ceased and relatedly we have ceased our Bankers’ Acceptance-based lending. Consistent with our transition plan, our exposure to non-derivative
financial assets,
non-derivative
financial liabilities, derivative notional and undrawn balances of loan commitments referencing CDOR and interest rates substantially similar to CDOR is no longer material to our financial statements (October 31, 2023 – $29.5 billion, $24.7 billion, $2,154.3 billion, and $40.0 billion, respectively).
We continue to manage significant exposures to benchmarks that have no announced plans for cessation or further reform, including the EURO Interbank Offered Rate (EURIBOR) and Australian Bank Bill Swap Rate (BBSW).